Share Option Plan (Share-based Compensation of the Company, Restricted Share Units Activity) (Narrative) (Details) (The Company [Member], CNY)	12 Months Ended			0 Months Ended	12 Months Ended					5 Months Ended	11 Months Ended			5 Months Ended	11 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 22, 2008 2008 Equity Compensation Plan [Member] Restricted Share [Member]	Dec. 31, 2012 2008 Equity Compensation Plan [Member] Restricted Share [Member]	Dec. 31, 2011 2008 Equity Compensation Plan [Member] Restricted Share [Member]	Dec. 31, 2010 2008 Equity Compensation Plan [Member] Restricted Share [Member]	Dec. 31, 2012 2008 Equity Compensation Plan [Member] Restricted Share [Member] Maximum [Member]	Dec. 31, 2012 2008 Equity Compensation Plan [Member] Restricted Share [Member] Minimum [Member]	Dec. 01, 2009 2008 Equity Compensation Plan [Member] Restricted Share [Member] Employees of Group [Member]	Dec. 01, 2012 2008 Equity Compensation Plan [Member] Restricted Share [Member] Employees of Group [Member]	Dec. 01, 2011 2008 Equity Compensation Plan [Member] Restricted Share [Member] Employees of Group [Member]	Dec. 01, 2010 2008 Equity Compensation Plan [Member] Restricted Share [Member] Employees of Group [Member]	Dec. 01, 2009 2008 Equity Compensation Plan [Member] Restricted Share [Member] Employees of Shanda [Member]	Dec. 01, 2012 2008 Equity Compensation Plan [Member] Restricted Share [Member] Employees of Shanda [Member]	Dec. 01, 2011 2008 Equity Compensation Plan [Member] Restricted Share [Member] Employees of Shanda [Member]	Dec. 01, 2010 2008 Equity Compensation Plan [Member] Restricted Share [Member] Employees of Shanda [Member]	Dec. 31, 2012 2008 Equity Compensation Plan [Member] Restricted Share [Member] Employees of Shanda [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares granted in period				407,770						251,920	337,462	1,661,989	4,488,279	6,068,500	1,142,500	1,788,624	925,000
Award vesting period					4 years			4 years	2 years
Share-based compensation expense	33,600,000	81,400,000	93,100,000		16,675,000	46,161,000	48,518,000
Fair value at grant date of restricted shares granted to Shanda's employees					43,129,000	65,044,000	62,453,000
Total intrinsic value of restricted shares vested					23,100,000	55,300,000	42,900,000
Unrecognized compensation cost of restricted share units					74,300,000													52,100,000
Weighted average period, unrecognized compensation cost to be recognized over					2 years 7 days